UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock California Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 124.9%	Bay Area Toll Authority, California, Toll Bridge Revenue Refunding Bonds
	(San Francisco Bay Area), Series F1, 5%, 4/01/34	$ 2,500	$ 2,265,825
	California County Tobacco Securitization Agency, Tobacco Revenue Bonds
	(Stanislaus County Tobacco Funding Corporation), Series A, 5.875%,
	6/01/43	5,000	3,581,800
	California Educational Facilities Authority Revenue Bonds (Stanford
	University), Series Q, 5.25%, 12/01/32	2,000	1,986,380
	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series P,
	8.50%, 2/01/27 (a)(b)(c)	15,000	15,000,000
	California Health Facilities Financing Authority Revenue Bonds (Sutter
	Health), Series A, 5.25%, 11/15/46	5,000	4,100,650
	California Infrastructure and Economic Development Bank Revenue Bonds
	(J. David Gladstone Institute Project), 5.25%, 10/01/34	15,250	13,251,640
	California Infrastructure and Economic Development Bank Revenue Bonds
	(Kaiser Hospital Assistance I-LLC), Series A, 5.55%, 8/01/31	13,500	11,721,240
	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Waste Management, Inc. Project), AMT, Series C, 5.125%,
	11/01/23	2,290	1,634,717
	California State University, Systemwide Revenue Bonds, Series A, 5%,
	11/01/39 (d)	2,400	2,117,400
	California State, Various Purpose, GO, 5.50%, 11/01/33	10,000	9,632,100
	California Statewide Communities Development Authority Revenue Bonds
	(Catholic Healthcare West), Series B, 5.50%, 7/01/30	3,000	2,685,570
	California Statewide Communities Development Authority Revenue Bonds
	(Catholic Healthcare West), Series E, 5.50%, 7/01/31	2,000	1,772,940
	California Statewide Communities Development Authority Revenue Bonds
	(Daughters of Charity National Health System), Series A, 5.25%, 7/01/30	4,000	2,888,720
	California Statewide Communities Development Authority Revenue Bonds
	(Sutter Health), Series B, 5.625%, 8/15/42	10,000	8,894,500
	Calleguas-Las Virgenes, California, Public Financing Authority Revenue
	Bonds (Calleguas Municipal Water District Project), Series A, 5.125%,
	7/01/32 (c)(e)	5,475	4,962,869
	Chino Basin, California, Desalter Authority, Revenue Refunding Bonds,
	Series A, 5%, 6/01/35 (f)	5,275	4,739,166
	Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
	Series B, 5%, 12/01/27	5,065	3,975,569
	Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT,
	Series D, 5%, 12/01/27	4,395	3,449,679
	Eastern Municipal Water District, California, Water and Sewer, COP,
	Series H, 5%, 7/01/33	5,355	4,726,055

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

BlackRock California Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Elk Grove, California, Unified School District, Special Tax Bonds
(Community Facilities District Number 1), 5.60%, 12/01/29 (g)(h)	$ 7,485	$1,754,709
Elk Grove, California, Unified School District, Special Tax Bonds
(Community Facilities District Number 1), 5.599%, 12/01/30 (g)(h)	7,485	1,631,056
Elk Grove, California, Unified School District, Special Tax Bonds
(Community Facilities District Number 1), 5.601%, 12/01/31 (g)(h)	7,485	1,512,195
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
Bonds, 5.374%, 7/15/26 (i)	5,000	4,436,000
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
Bonds, 6.10%, 1/15/33 (g)	5,000	695,100
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
Bonds, 6.106%, 1/15/34 (g)	5,000	640,700
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
Bonds, 6.199%, 1/15/35 (g)	13,445	1,576,023
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
Bonds, 6.101%, 1/15/38 (g)	1,000	90,180
Foothill/Eastern Corridor Agency, California, Toll Road Revenue Refunding
Bonds, 5.75%, 1/15/40	10,030	7,805,847
Golden State Tobacco Securitization Corporation of California, Tobacco
Settlement Revenue Bonds, Series A-1, 6.625%, 6/01/13 (j)	2,000	2,246,260
Huntington Beach, California, Union High School District, GO (Election of
2004), 5.02%, 8/01/33 (c)(e)(g)	5,000	1,020,000
Irvine, California, Mobile Home Park Revenue Bonds (Meadows Mobile
Home Park), Series A, 5.70%, 3/01/28	4,965	3,948,863
Kaweah Delta Health Care District, California, Revenue Refunding Bonds,
6%, 8/01/12 (j)	7,700	8,645,868
Lathrop, California, Financing Authority Revenue Bonds (Water Supply
Project), 5.90%, 6/01/27	2,855	2,378,301
Lathrop, California, Financing Authority Revenue Bonds (Water Supply
Project), 6%, 6/01/35	5,140	4,028,218
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.589%, 8/01/18 (g)(j)(k)	985	244,792
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.598%, 8/01/18 (g)(j)(k)	1,030	241,823
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.61%, 8/01/18 (g)(j)(k)	1,080	239,490
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.62%, 8/01/18 (g)(j)(k)	1,125	235,586
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.631%, 8/01/18 (g)(j)(k)	1,175	232,321
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.641%, 8/01/18 (g)(j)(k)	1,230	229,567
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.651%, 8/01/18 (g)(j)(k)	1,285	226,340
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.661%, 8/01/18 (g)(j)(k)	1,340	222,721
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.669%, 8/01/18 (g)(j)(k)	1,400	219,520

BlackRock California Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.68%, 8/01/18 (g)(j)(k)	$ 1,465	$ 216,673
Los Angeles, California, Municipal Improvement Corporation, Lease
Revenue Refunding Bonds, Series B, 5%, 9/01/38	4,000	3,492,120
Los Angeles, California, Regional Airports Improvement Corporation, Lease
Revenue Bonds (American Airlines, Inc.), AMT, Series C, 7.50%, 12/01/24	4,110	2,975,023
Los Angeles County, California, Metropolitan Transportation Authority,
Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior
Series A, 8%, 7/01/20 (a)(b)(c)	4,000	4,000,000
Modesto, California, Irrigation District, COP, Series B, 5.50%, 7/01/35	3,300	3,024,285
Port of Oakland, California, Revenue Refunding Bonds, Intermediate Lien,
AMT, Series A, 5%, 11/01/27 (c)	5,850	4,594,707
Rancho Cucamonga, California, Community Facilities District, Special Tax
Bonds, Series A, 6.50%, 9/01/33	4,000	3,322,960
Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation
Bonds (Rancho Redevelopment Project), 5.125%, 9/01/30 (c)	15,500	13,808,175
Redding, California, Electric System, COP, Series A, 5%, 6/01/30 (d)	2,780	2,562,632
Richmond, California, Wastewater Revenue Bonds, 5.619%,
8/01/31 (e)(g)(l)	1,905	489,833
San Diego County, California, Water Authority, Water Revenue Refunding
Bonds, COP, Series A, 5%, 5/01/33 (d)	6,040	5,500,266
San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, AMT, 2nd Series,
6.75%, 5/01/19	3,775	3,822,754
San Francisco, California, City and County Redevelopment Agency,
Community Facilities District Number 1, Special Tax Bonds (Mission Bay
South Public Improvements Project), 6.25%, 8/01/33	7,500	6,190,500
San Francisco, California, City and County Redevelopment Agency,
Community Facilities District Number 1, Special Tax Bonds (Mission Bay
South Public Improvements Project), Series B, 6.125%, 8/01/31	1,775	1,448,347
San Jose, California, M/F Housing Revenue Bonds (Lenzen Affordable
Housing Project), AMT, Series B, 5.45%, 2/20/43 (m)(n)	2,880	2,253,427
San Jose, California, M/F Housing Revenue Bonds (Villages Parkway Senior
Apartments Housing Project), AMT, Series D, 5.50%, 4/01/34 (o)	3,595	2,914,970
San Mateo County, California, Joint Powers Financing Authority, Lease Revenue
Refunding Bonds (Youth Services Campus), Series A, 5%, 7/15/33	1,575	1,402,963
Santa Ana, California, Unified School District (Election of 2008), GO,
Series A, 5.125%, 8/01/33	8,000	7,226,480
Santa Clara County, California, Housing Authority, M/F Housing Revenue
Bonds (John Burns Gardens Apartments Project), AMT, Series A, 5.85%,
8/01/31	1,715	1,488,431
Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds
(Rivertown Apartments Project), AMT, Series A, 6%, 8/01/41	1,235	1,057,469
Stockton, California, Unified School District, GO (Election of 2005), 5%,
8/01/31 (d)	2,500	2,305,150
Val Verde, California, Unified School District Financing Authority, Special
Tax Refunding Bonds, Junior Lien, 6.25%, 10/01/28	2,245	1,887,933
		223,873,398

BlackRock California Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Multi-State - 11.9%	Charter Mac Equity Issuer Trust, 6.30%, 6/30/49 (p)(q)	$ 7,000	$ 7,138,320
	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (p)(q)	4,000	4,215,280
	MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (p)(q)	7,000	7,013,370
	MuniMae TE Bond Subsidiary LLC, 6.80%, 6/30/50 (p)(q)	3,000	2,994,450
			21,361,420
Puerto Rico - 5.8%	Puerto Rico Public Finance Corporation, Commonwealth Appropriation
	Revenue Bonds, Series E, 5.70%, 2/01/10 (j)	10,000	10,395,100
	Total Municipal Bonds - 142.6%		255,629,918
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (r)
California - 23.8%	California Educational Facilities Authority Revenue Bonds (Stanford
	University), Series Q, 5.25%, 12/01/32	10,000	9,931,864
	Mount San Antonio Community College District, California, GO (Election of
	2001), Series C, 5%, 9/01/31 (d)	10,770	9,994,560
	Palomar Pomerado Health Care District, California, GO (Election of 2004),
	Series A, 5.125%, 8/01/37 (c)	5,550	5,174,931
	San Diego, California, Community College District, GO (Election of 2006),
	5%, 8/01/32 (d)	9,000	8,283,600
	Santa Clara County, California, Financing Authority, Lease Revenue
	Refunding Bonds, Series L, 5.25%, 5/15/36	10,000	9,242,319
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 23.8%		42,627,274
	Total Long-Term Investments (Cost - $332,088,781) - 166.4%		298,257,192
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 1.02% (s)(t)	11,700,951	11,700,951
	Total Short-Term Securities (Cost - $11,700,951) - 6.5%		11,700,951
	Total Investments (Cost - $343,789,712*) - 172.9%		309,958,143
	Liabilities in Excess of Other Assets - (0.1)%		(163,254)
	Liability for Trust Certificates, Including
	Interest Expense and Fees Payable - (16.5)%		(29,557,530)
	Preferred Shares, at Redemption Value - (56.3)%		(100,965,747)
	Net Assets Applicable to Common Shares - 100.0%		$ 179,271,612

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$314,821,307
Gross unrealized appreciation	$1,811,623
Gross unrealized depreciation	(35,959,783)
Net unrealized depreciation	$(34,148,160)

(a)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c)	MBIA Insured.
(d)	FSA Insured.
(e)	FGIC Insured.
(f)	Assured Guaranty Insured.
(g)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(h)	AMBAC Insured.

BlackRock California Municipal Income Trust
Schedule of Investments October 31, 2008 (Unaudited)
(i)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(j)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(k)	XL Capital Insured.
(l)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(m)	GNMA Collateralized.
(n)	FHA Insured.
(o)	FNMA Collateralized.
(p)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(q)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(r)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(s)	Represents the current yield as of report date.
(t)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
Affiliate	Income	Activity
CMA California Municipal Money Fund	$48,104	(5,755,185)
•	Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$11,700,951
Level 2	298,257,192
Level 3	-
Total	$309,958,143

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal Income Trust

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: December 19, 2008